Note 6 - Revenues	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of revenue [text block]
6.
REVENUES

The Company sells metals in the form of doré and concentrates. The Company’s primary product is silver and other metals produced as part of the extraction process, such as gold, lead and zinc, are considered as by-products. Revenues from sale of metal, including by-products, are recorded net of smelting and refining costs.

Revenues for the year are summarized as follows:

	Year Ended December 31,
	2018		2017
Gross revenue by material form:
Doré	$255,723	83%	$186,275	71%
Concentrate	52,697	17%	77,431	29%
Gross revenue	$308,420	100%	$263,706	100%

Gross revenue from payable metals:
Silver	$176,783	57%	$165,832	63%
Gold	111,058	36%	69,608	26%
Lead	14,369	5%	23,949	9%
Zinc	6,210	2%	4,317	2%
Gross revenue	308,420	100%	263,706	100%
Less: smelting and refining costs	(7,491)		(11,418)
Revenues	$300,929		$252,288

As at
December
31,
2018,
$3.8
million of revenues that have
not
satisfied performance obligations were recorded as unearned revenue (
2017
-
$2.2
million) and will be recorded as revenue in the subsequent period. During the year ended
December
31,
2018,
revenue related to provisional pricing adjustments on concentrate sales was
$0.8
million (
2017
-
$0.5
million).

(a)	Gold Stream Agreement with Sandstorm Gold Ltd.

The Santa Elena mine has a purchase agreement with Sandstorm Gold Ltd. (“Sandstorm”), which requires the Company to sell
20%
of its gold production over the life of mine from its leach pad and a designated area of its underground operations. The selling price to Sandstorm is the lesser of the prevailing market price or
$450
per ounce, subject to a
1%
annual inflation. During the year ended
December
31,
2018,
the Company delivered
8,947
ounces of gold (
2017
-
10,107
ounces) to Sandstorm at an average price of
$453
per ounce (
2017
-
$388
per ounce). In
September 2017,
the Company exceeded
50,000
cumulative ounces delivered to Sandstorm which increased the base selling price from
$350
per ounce to
$450
per ounce.

(b)	Gold Stream Agreement with Wheaton Precious Metals Corporation

The Company's recently acquired San Dimas mine (see Note
4
) has a purchase agreement with WPM, which entitles WPM to receive
25%
of the gold equivalent production (based on a fixed exchange ratio of
70
silver ounces to
1
gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of
$600
(subject to a
1%
annual inflation adjustment) and the prevailing market price, for each gold equivalent ounce delivered under the New Stream Agreement.

During the year ended
December
31,
2018,
the Company delivered
21,962
ounces of gold equivalent to WPM at
$600
per ounce under the New Stream plus
452,197
ounces of silver at
$4.30
per ounce, which were opening inventory acquired from Primero on the acquisition date which were covered under the old stream.